Financial Assets and Liabilities - Movements in Level 3 Fair Value Measurements (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	€ 143,296
Ending balance	168,346
Level 3 [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	143,296	€ 157,950
Remeasurement recognized in finance (income) or expense	25,050	(64,597)
Ending balance	€ 168,346	€ 93,353